Financial Instruments - Schedule of Adjusted Net Cash (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash [abstract]
Cash and cash equivalents	R$ 968,342	R$ 297,929	R$ 641,952	R$ 170,646
Short-term investments	2,937,029	2,770,589
Accounts receivable from card issuers	14,066,814	9,244,608
Loans held for sale	124,661
Derivative financial instruments	12,348	1,195
Adjusted cash	18,109,194	12,314,321
Accounts payable to clients	(6,500,071)	(4,996,102)
Loans and financing	(2,912,033)	(762,451)
Obligations to FIDC senior quota holders	(3,710,894)	(2,074,571)
Derivative financial instruments	(1,354)	(586)
Adjusted debt	(13,124,352)	(7,833,710)
Adjusted Net Cash	R$ 4,984,842	R$ 4,480,611